Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 20, 2015	Jun. 30, 2014
Entity Registrant Name	GeoVax Labs, Inc.
Entity Central Index Key	0000832489
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		31,950,813
Entity Public Float			$ 4,780,857
Document Type	POS AM
Document Period End Date	Dec. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Amendment Flag	false